Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jul. 01, 2022	Mar. 31, 2005
Summary of Significant Accounting Policies [Line Items]
Residential loans	180 days
Other loans	90 days
Non accrual loans	90 days
Nonaccrual loans and loans past due	90 days
Loans held for sale	$ 110,000	$ 0
Amortization related to mortgage servicing rights		14,000	$ 17,000
Carrying value of mortgage servicing rights	163,000	174,000
Mortgage servicing rights	207,000	262,000
Mortgage loans and sold to the federal home loan bank	20,400,000	21,700,000
Loan servicing fee income. servicing fees	3,000	42,000
Lender reserve account held	$ 331,000	333,000
Mortgage loans	30 years
Private mortgage insurance, percentage	95.00%
Borrow up percentage	90.00%
Loan to value ration	80.00%
Estimated value percentage	80.00%
Loans term	25 years
Loans secured percentage	90.00%
Fixed assets held for sale			0
Tax benefit percentage	50.00%
Total contributions		$ 147,300,000	$ 142,400,000
Contribution percentage		5.00%	5.00%
Expense related to the plan	$ 454,000	$ 353,000
Expenses employee stock ownership plan		$ 4,000
Total shares surrendered plan (in Shares)	110,660	110,660
Maturity term	90 days
Goodwill		$ 947,000			$ 14,500,000
Carrying value of goodwill	947,000
Adjustment to allowance for loan losses	54,000
Retain earnings	414,000
Deferred tax asset	137,000
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Adjustment to allowance for loan losses	497,000
Goodwill [Member]
Summary of Significant Accounting Policies [Line Items]
Carrying value of goodwill		947,000
Related Party [Member]
Summary of Significant Accounting Policies [Line Items]
Deposits from related parties	$ 1,700,000	5,100,000
Buildings [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	40 years
Building Improvements [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	40 years
Building Improvements [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	10 years
Furniture and Equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	10 years
Furniture and Equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	5 years
Multi-family and Nonresidential Loans [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated value percentage	80.00%
Consumer lending [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated value percentage	80.00%
Home Equity Loans [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated value percentage	90.00%
Adjusted Funding Target Attainment Percentage [Member]
Summary of Significant Accounting Policies [Line Items]
Adjusted funding target attainment percentage				82.02%
Supplemental Employee Retirement Plan [Member]
Summary of Significant Accounting Policies [Line Items]
Total shares surrendered plan (in Shares)	226,313
Contributed Employee Stock Ownership Plan (ESOP) [Member]
Summary of Significant Accounting Policies [Line Items]
Expense related to the plan	$ 0	$ 14,000,000